Interest and Other Income from Continuing Operations (Tables)	12 Months Ended
Jun. 30, 2024
Interest and Other Income from Continuing Operations [Abstract]
Schedule of Interest and Other Income from Continuing Operations
	Years Ended June 30,
	2024	2023	2022
Interest income
Interest income	268,419	16,436	2,504
Total interest income	268,419	16,436	2,504

Other income
R&D Tax Incentive (1)	4,019,285	3,914,230	4,669,405
Other grant (2)	-	-	454,120
Miscellaneous Income	-	2,103	-
Total other income	4,019,285	3,916,333	5,123,525

Total interest and other income from continuing operations	4,287,704	3,932,769	5,126,029
(1)	A 43.5% R&D Tax incentive refundable tax offset, will be available to eligible small companies with an annual aggregate turnover of less than $20 million. For the years ended June 30, 2024, June 30, 2023 and June 30, 2022, the Group is eligible to receive the refundable tax offset, the management with input from an independent expert, has applied judgement when assessing activities and expenditures that are likely to be eligible under the incentive scheme and therefore recorded $4,019,285, $3,914,230 and $4,669,405 in other income, respectively.
(2)	Other grant relates to the receipt of grant funding awarded by Michael J. Fox Foundation for Parkinson’s Research during the year ended June 30, 2022.